Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 409,964	$ 390,043
Accumulated depreciation and amortization	(273,952)	(249,508)
Property and equipment, net	136,012	140,535
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	676	676
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	110,975	103,394
Machinery, Vehicles and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	148,970	145,126
Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	121,689	115,022
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 27,654	$ 25,825